Loans, financing, debentures and hedge derivative financial instruments - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans debentures and finance leases details 1 [abstract]
Loans, debentures and finance leases, beginning	R$ 14,362,737	R$ 15,116,139
New loans and debentures with cash effect	3,591,624	2,105,737
Interest accrued	757,161	845,844
Principal payment	(2,795,002)	(2,644,704)
Interest payment	(740,853)	(1,469,780)
Monetary and exchange rate variation	2,048,688	296,441
Change in fair value	34,702	113,060
Loans, debentures and finance leases, ending	R$ 17,259,057	R$ 14,362,737